BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Units of limited partnership interest, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Units of limited partnership interest, issued	11,777,706	11,777,706
Units of limited partnership interest, outstanding	11,725,306	11,725,306
Units of limited partnership interest to assignees, issued	11,777,706	11,777,706
Units of limited partnership interest to assignees, outstanding	11,777,706	11,777,706
Series 47
Units of limited partnership interest, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Units of limited partnership interest, issued	3,478,334	3,478,334
Units of limited partnership interest, outstanding	3,459,434	3,459,434
Units of limited partnership interest to assignees, issued	3,478,334	3,478,334
Units of limited partnership interest to assignees, outstanding	3,478,334	3,478,334
Series 48
Units of limited partnership interest, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Units of limited partnership interest, issued	2,299,372	2,299,372
Units of limited partnership interest, outstanding	2,283,872	2,283,872
Units of limited partnership interest to assignees, issued	2,299,372	2,299,372
Units of limited partnership interest to assignees, outstanding	2,299,372	2,299,372
Series 49
Units of limited partnership interest, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Units of limited partnership interest, issued	6,000,000	6,000,000
Units of limited partnership interest, outstanding	5,982,000	5,982,000
Units of limited partnership interest to assignees, issued	6,000,000	6,000,000
Units of limited partnership interest to assignees, outstanding	6,000,000	6,000,000